                              --------------------
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                              --------------------


1ST QUARTER REPORT
March 31, 2001


To Our Shareholders:                                          May 17, 2001

FIRST QUARTER RESULTS

Reflecting the growing concerns over the direction of the economy and outlook for corporate profits, the stock market experienced generally widespread weakness during the first quarter. This trend adversely affected the performance of the Fund resulting in a negative return. Based on a March 31, 2001 net asset value of $49.24, the Fund showed a return of -4.4% after adjustment for the reinvestment of cash dividends. However, this performance did compare favorably with comparable negative returns for most equity indices including -11.9% for the Standard & Poor's 500 Stock Index and -8.0% for the Dow Jones Industrial Average. Because long-term interest rates declined slightly during the period, fixed income returns, as indicated by the Lehman Bros. Gov't/Corp. Bond Index at +3.2%, were positive for the quarter. Among other comparable balanced funds, the Fund ranked 139th within a CDA/Wiesenberger universe of 391 funds during the quarter.

The economy continued to grow during the first quarter with Gross Domestic Product rising at a better than expected 2.0% (preliminary basis) annual rate. Consumer spending remained surprisingly strong increasing 3.1% while business spending continued to struggle. The increase in consumer spending was rather impressive considering the recent increase in lay-offs, an eroding level of consumer confidence, the presence of a high level of installment debt and the negative wealth effect of last year's stock market decline. However, weak manufacturing activity took a heavy toll on corporate profits during the quarter. In this regard, BUSINESS WEEK'S Corporate Scoreboard (a survey of 900 companies) recently reported a 25% decline in first quarter profits, the worst performance in ten years.

Reacting to the deteriorating economic climate, the Federal Reserve has moved very aggressively toward an easier monetary policy by reducing interest rates by one-half percentage point on three occasions during the first quarter and twice more since the end of the quarter. However, longer term interest rates have remained fairly steady over the same period because of lingering concerns over the future rate of inflation. Consequently, the slope of the interest rate curve has gradually increased since the beginning of the year after remaining relatively flat for a number of quarters.

While the stock market continued to decline in the first quarter, much of the weakness was confined to certain technology groups (communication equipment, electronic equipment and instruments and internet software and services) because of extended valuation levels and reduced profitability. However, other more defensive groups like health care (drugs, health care equipment and supplies) and telecommunication services (wireless telecom services) performed poorly as well. Surprisingly, consumer cyclical groups like automotive, household durables, leisure equipment and services and retail all did relatively well. Among individual common stock holdings in the Fund, those that did the best included eFunds (+82.2%), MTS Systems (+25.4%) and Bank of America (+19.3%) while those that fared the worst included Corning (-60.8%), Schlumberger (-27.9%), Cooper Industries (-27.2%) and American Express (-24.8%).

FUTURE OUTLOOK

Looking ahead, the economic outlook appears anything but clear given such negative factors as mounting lay-offs, falling consumer confidence and a high level of installment debt. However, on the positive side, the Federal Reserve has dramatically lowered short-term interest rates and provided ample liquidity through an accelerated growth in the money supply. Moreover, some fiscal stimulus should also take place by the end of the year as a result of the eventual passage of the Bush Administration budget initiative. Finally, recent indications are that excess inventories have also been worked down to more reasonable levels. In summary, we look for the economy to begin showing a gradual improvement at some point in the second half with the primary impetus coming from recent Fed monetary action. Any upturn in final demand is also expected to be accompanied by a rapid recovery in corporate profits because of the intensified efforts to reduce costs as the economy slowed.

Interest rates in general are not expected to change much over the balance of the year although some further Fed action on the short end is possible if the economy worsens or does not respond to past moves. Longer term interest rates should continue moving in a relatively narrow range unless economic growth picks up more quickly than expected and inflation fears re-emerge. In this regard, inflation seems unlikely to slip below the 2-3% range even if the current period of economic weakness persists a bit longer than expected because of higher energy costs.

The outlook for the stock market seems reasonably favorable based on an expected turnaround in corporate profits beginning by year end or shortly thereafter. However, because valuation levels continue to be on the high-side historically, any recovery will likely be more moderate in nature relative to past upswings. We would also look for a continuing high level of volatility given such factors as high valuation levels, the ever growing pressure for short-term performance and the rapidly changing mood swings of investors.

                                                              William B. Frels
                                                                     President

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2001
--------------------------------------------------------------------------------

FIXED INCOME SECURITIES

   FACE                                                                                             MARKET
  AMOUNT                        SECURITY DESCRIPTION                                                VALUE
---------    -----------------------------------------------------------------------------       -----------
             FEDERAL AGENCY OBLIGATIONS  14.0%
$ 250,000    Federal Farm Credit Bank                                  7.00%      07/19/06         $ 253,057
  250,000    Federal Home Loan Bank                                    6.30%      05/19/03           250,581
  250,000    Federal Home Loan Bank                                   7.445%      08/15/07           263,909
  250,000    Federal Home Loan Bank                                   7.235%      10/19/10           265,602
  250,000    Federal Home Loan Bank                                   7.075%      07/25/12           253,884
  250,000    Federal Home Loan Mortgage Corporation                    6.00%      12/01/05           250,256
  250,000    Federal Home Loan Mortgage Corporation                    6.33%      04/24/06           250,277
  250,000    Federal Home Loan Mortgage Corporation                    7.01%      07/13/06           251,712
  250,000    Federal Home Loan Mortgage Corporation                    6.41%      01/20/09           250,223
  250,000    Federal Home Loan Mortgage Corporation                    6.25%      01/21/09           249,274
  250,000    Federal Home Loan Mortgage Corporation                    6.45%      04/29/09           251,210
  250,000    Federal Home Loan Mortgage Corporation                    7.33%      07/13/09           251,849
  250,000    Federal Home Loan Mortgage Corporation                    6.60%      11/19/13           247,124
  250,000    Federal National Mortgage Association                     6.56%      04/23/08           250,508
  250,000    Federal National Mortgage Association                     6.18%      02/19/09           249,615
  500,000    Federal National Mortgage Association                     6.49%      03/18/09           503,359
  250,000    Federal National Mortgage Association                     7.15%      06/11/09           251,543
  300,000    Federal National Mortgage Association                     7.00%      08/27/12           311,787
  250,000    Federal National Mortgage Association                     6.98%      10/01/12           254,450
  250,000    Federal National Mortgage Association                     6.92%      12/03/12           255,025
  250,000    Federal National Mortgage Association                     6.37%      02/25/14           248,918
                                                                                                 -----------
                                                                                                   5,614,163
                                                                                                 -----------

             CORPORATE BONDS  16.0%
  250,000    J.C. Penney & Co.                                         6.50%      06/15/02           242,812
  300,000    Bankers Trust NY Corp.                                   7.125%      07/31/02           307,671
  250,000    General Mills, Inc.                                       7.00%      09/16/02           256,969
  250,000    Cooper Tire & Rubber Co.                                  7.25%      12/16/02           249,904
  250,000    Household Finance Corp.                                   7.00%      02/15/03           256,821
  250,000    Ford Motor Credit Company                                 6.70%      07/16/04           255,936
  250,000    Motorola, Inc.                                            6.75%      02/01/06           244,393
  265,000    J.C. Penney & Co.                                         6.00%      05/01/06           193,374
  250,000    Lucent Technologies                                       7.25%      07/15/06           207,263
  250,000    Goodyear Tire & Rubber Co.                                8.50%      03/15/07           252,458
  250,000    Bankers Trust NY Corp.                                    6.70%      10/01/07           256,237
  500,000    SuperValu, Inc.                                          7.875%      08/01/09           477,752
  250,000    Daimler Chysler                                           7.75%      01/18/11           256,797
  250,000    Hertz Corporation                                         7.40%      03/01/11           256,966
  250,000    General Foods Corporation                                 7.00%      06/15/11           237,315
  200,000    Ford Motor Company Debentures                             9.50%      09/15/11           240,711
  250,000    Goldman Sachs & Company                                   8.00%      03/01/13           267,878
  250,000    Allstate Corp.                                            7.50%      06/15/13           270,357
  250,000    Willamette Industries                                    7.125%      07/22/13           247,874
  500,000    General Motors Acceptance Corporation                     7.30%      07/15/14           512,823
  250,000    Lincoln National Corp.                                    7.00%      03/15/18           241,710
  500,000    Provident Companies                                       7.00%      07/15/18           426,173
  250,000    South Jersey Gas Co.                                     7.125%      10/22/18           233,489
                                                                                                 -----------
                                                                                                   6,393,683
                                                                                                 -----------

             CONVERTIBLE CORPORATE BONDS  2.0%
  150,000    Cray Research, Inc.                                      6.125%      02/01/11            63,000
  481,000    Kerr McGee Corp.                                          7.50%      05/15/14           480,399
  250,000    Noram Energy                                              6.00%      03/15/12           237,500
                                                                                                 -----------
                                                                                                 $   780,899
                                                                                                 -----------

SCHEDULE OF INVESTMENTS (CONTINUED)                               MARCH 31, 2001
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (CONTINUED)

   FACE                                                                                             MARKET
  AMOUNT                        SECURITY DESCRIPTION                                                VALUE
---------    -----------------------------------------------------------------------------       -----------
             CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCK  0.9%
    6,000    Barclays Bank PLC, Series E                              $ 2.00                     $   154,740
    2,500    J. P. Morgan Chase & Co., Series A., Adj Rate Pf         $ 5.00                         195,000
                                                                                                 -----------
                                                                                                     349,740
                                                                                                 -----------
             TOTAL FIXED INCOME SECURITIES  32.9%                                                $13,138,485
                                                                                                 -----------

COMMON STOCKS

   FACE                                                                                             MARKET
  AMOUNT                        SECURITY DESCRIPTION                                                VALUE
---------    -----------------------------------------------------------------------------       -----------
             BASIC INDUSTRIES  3.4%
    18,000   Bemis Company, Inc.                                                                 $   595,620
     4,000   H. B. Fuller                                                                            168,500
    12,000   Weyerhaeuser Company                                                                    609,480
                                                                                                 -----------
                                                                                                   1,373,600
                                                                                                 -----------

             CAPITAL GOODS  5.9%
     7,000   Briggs & Stratton Corporation                                                           268,590
     2,000   Cooper Industries, Inc.                                                                  66,900
    37,500   Graco Inc.                                                                            1,050,000
    10,000   Ingersoll-Rand Company                                                                  397,100
    40,000   MTS Systems Corporation                                                                 363,750
     8,000   Pentair, Inc.                                                                           203,840
                                                                                                 -----------
                                                                                                   2,350,180
                                                                                                 -----------

             CONSUMER CYCLICAL  1.2%
    10,000   Deluxe Corp.                                                                            236,700
     5,000   Genuine Parts Company                                                                   129,550
    12,000   Sturm, Ruger & Co., Inc.                                                                117,840
                                                                                                 -----------
                                                                                                     484,090
                                                                                                 -----------

             CONSUMER STAPLE  5.4%
     5,000   Eastman Kodak Company                                                                   199,450
     6,000   General Mills, Inc.                                                                     258,060
     6,000   Hershey Foods Corporation                                                               415,920
    30,000   Hormel Foods Corporation                                                                584,400
    10,000   Kimberly Clark                                                                          678,300
                                                                                                 -----------
                                                                                                   2,136,130
                                                                                                 -----------

             HEALTH CARE  8.5%
    10,000   American Home Products Corporation                                                      587,500
     5,000   Baxter International Inc.                                                               470,700
    15,000   Bristol-Myers Squibb Company                                                            891,000
    35,000   Pfizer Inc.                                                                           1,433,250
                                                                                                 -----------
                                                                                                   3,382,450
                                                                                                 -----------

SCHEDULE OF INVESTMENTS (CONTINUED)                               MARCH 31, 2001
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

   FACE                                                                                             MARKET
  AMOUNT                        SECURITY DESCRIPTION                                                VALUE
---------    -----------------------------------------------------------------------------       -----------
             ENERGY  7.3%
    15,000   BP Amoco PLC ADR                                                                      $ 744,300
     8,000   Burlington Resources Inc.                                                               358,000
    10,600   Exxon Mobil Corporation                                                                 858,600
     6,000   Murphy Oil Corporation                                                                  399,480
     9,000   Schlumberger, Limited                                                                   518,490
                                                                                                 -----------
                                                                                                   2,878,870
                                                                                                 -----------

             FINANCIAL  18.0%
    15,000   American Express Company                                                                619,500
    10,000   Bank of America Corporation                                                             547,500
    18,690   Community First Bankshares, Inc.                                                        377,304
     5,062   Jefferson-Pilot Corp.                                                                   343,659
    18,000   Merrill Lynch & Co., Inc.                                                               997,200
    18,500   J. P. Morgan Chase & Co., Inc.                                                          830,650
    15,390   St. Paul Companies                                                                      677,930
    45,505   U.S. Bancorp                                                                          1,055,716
    35,000   Wells Fargo & Company                                                                 1,731,450
                                                                                                 -----------
                                                                                                   7,180,909
                                                                                                 -----------

             TECHNOLOGY  7.1%
    26,000   Corning Inc.                                                                            537,940
     5,514   eFunds Corporation                                                                      106,145
    10,000   Emerson Electric Co.                                                                    620,000
    20,000   Honeywell International                                                                 816,000
     8,000   International Business Machines Corporation                                             769,440
                                                                                                 -----------
                                                                                                   2,849,525
                                                                                                 -----------

             TRANSPORTATION  0.6%
     6,000   Delta Air Lines, Inc.                                                                   237,000
                                                                                                 -----------

             UTILITIES  3.0%
    10,000   American Water Works Company, Inc.                                                      322,500
    10,000   Qwest Communications                                                                    350,500
    11,000   Verizon Communications                                                                  542,300
                                                                                                 -----------
                                                                                                   1,215,300
                                                                                                 -----------

             DIVERSIFIED  1.8%
     7,000   Minnesota Mining & Manufacturing Company                                                727,300
                                                                                                 -----------

             TOTAL COMMON STOCK  62.2%                                                            24,815,354
                                                                                                 -----------

             SHORT TERM INVESTMENTS  4.5%
 1,797,670   Firstar Institutional Money Market Fund                                               1,797,670
                                                                                                 -----------

             TOTAL INVESTMENTS  99.6%                                                             39,751,509

             OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%                                             141,575
                                                                                                 -----------

             NET ASSETS  100%                                                                    $39,893,084
                                                                                                 ===========

STATEMENT OF NET ASSETS                                                                          AT MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at market value (cost $16,978,724)...................................................    $  32,339,675
U.S. Governments (cost $5,511,610)...............................................................        5,614,163
Cash.............................................................................................        1,797,671
Dividends and interest receivable................................................................          240,819
Receivables for securities sold, not yet delivered...............................................                0
Prepaid expense..................................................................................            5,119
                                                                                                     -------------
                                                                                                        39,997,447

LIABILITIES
Accrued management fee.................................................     $       20,106
Accrued custodian and transfer agent fee...............................              2,837
Payable for securities purchased, not yet received.....................             81,420                 104,363
                                                                            --------------           -------------

NET ASSETS
Equivalent to $49.24 per share on 810,176 shares outstanding.....................................    $  39,893,084
                                                                                                     =============

STATEMENT OF CHANGES IN NET ASSETS                                       FOR THE THREE MONTHS ENDED MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------
NET ASSETS, December 31,
2000....................................................................                              $ 41,369,866
Net investment income, per statement below.............................     $      301,653
Distribution to shareholders...........................................           (281,885)                 19,768
                                                                            --------------
Fund shares issued and repurchased:
   Received for 57,797 shares issued...................................          2,946,062
   Paid for 45,321 shares repurchased..................................         (2,304,438)                641,624
                                                                            --------------
Increase in unrealized net appreciation (depreciation) of investments............................       (2,142,001)
Net gain (or loss) realized from sales of securities.............................................            3,827
                                                                                                     -------------
NET ASSETS, March 31, 2001.......................................................................    $  39,893,084
                                                                                                     =============
STATEMENT OF NET INVESTMENT INCOME                                       FOR THE THREE MONTHS ENDED MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................................................................    $     143,913
Interest.........................................................................................          254,760
                                                                                                     -------------
                                                                                                           398,673

EXPENSES
Management fee (Note A)................................................     $       63,117
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A).................................              5,758
Legal and auditing fees and expenses...................................              5,272
Insurance..............................................................                362
Other Fees and Expenses................................................             22,511                  97,020
                                                                            --------------           -------------

NET INVESTMENT INCOME............................................................................    $     301,653
                                                                                                     =============

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month at an annual rate of 0.60% of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to Firstar Mutual Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received no compensation for meetings attended during this three month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the three months ended March 31, 2001 aggregated $3,214,906 and $2,500,000 respectively.

                              --------------------
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                              --------------------

                                 A NO-LOAD FUND
           W-1420 First National Bank Building, 332 Minnesota Street,
                         St. Paul, Minnesota 55101-1363
   Investment Adviser: 651-222-8478     Shareholder Information: 800-304-7404
                              www.mairsandpower.com

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------
This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                             PER SHARE
                                                            --------------------------------------------
                                                                           DISTRIBUTIONS      DIVIDENDS
                                                                            OF REALIZED        FROM NET
                         SHARES            TOTAL NET        NET ASSET       SECURITIES        INVESTMENT
     DATES             OUTSTANDING           ASSETS           VALUE            GAINS            INCOME
-------------          -----------         ----------       ---------      -------------      ----------
Dec. 31, 1981            132,236           $1,928,460       $  14.59             -             $  1.21
Dec. 31, 1982            135,050            2,274,421          16.84         $  0.33              1.25
Dec. 31, 1983            155,828            2,907,432          18.66             -                1.28
Dec. 31, 1984            155,810            2,729,570          17.52            0.45              1.28
Dec. 31, 1985            183,348            3,837,245          20.93            0.35              1.13
Dec. 31, 1986            253,724            5,395,111          21.27            1.87              0.98
Dec. 31, 1987            295,434            5,772,298          19.54            1.09              1.06
Dec. 31, 1988            317,426            6,569,555          20.70            0.42              1.12
Dec. 31, 1989            344,486            7,886,058          22.89            0.33              1.08
Dec. 31, 1990            366,158            8,075,488          22.06            0.07              1.07
Dec. 31, 1991            400,276           10,676,264          26.67             -                1.00
Dec. 31, 1992            428,672           11,535,822          26.91            0.30              1.00
Dec. 31, 1993            476,860           13,441,576          28.19            0.63              0.99
Dec. 31, 1994            494,968           12,972,976          26.21            0.37              1.03
Dec. 31, 1995            519,272           16,978,753          32.70            0.28              1.02
Dec. 31, 1996            558,234           20,565,014          36.84            0.54              1.10
Dec. 31, 1997            632,540           28,789,593          45.52            0.35              1.19
Dec. 31, 1998            766,420           38,355,609          50.05            0.60              1.24
Dec. 31, 1999            810,184           40,610,878          50.13            0.81              1.39
Dec. 31, 2000            797,699           41,369,866          51.86            4.92              1.58
Mar. 31, 2001            810,176           39,893,084          49.24             -                0.35

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

   THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED MARCH 31, 2001)
                                 ARE AS FOLLOWS:

   1 YEAR: +8.5%                 5 YEARS: +14.0%             10 YEARS: +13.2%

           PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL
       VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
       WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
--------------------------------------------------------------------------------

                                             OFFICERS AND DIRECTORS
---------------------------------------------------------------------------------------------------------------
     William B. Frels           George A. Mairs, III               Peter G. Robb              Lisa J. Hartzell
  President and Director       Secretary and Director       Vice-President and Director          Treasurer

   Norbert J. Conzemius            Charlton Dietz             Donald E. Garretson             J. Thomas Simonet
         Director                     Director                     Director                       Director

                                 MAIRS AND POWER
                               BALANCED FUND, INC.